Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Information About Profit or Loss, Assets and Labilities
	Year ended December 31, 2020
	Import	Non-banking credit	Total
Segment income	453,375	719	454,094
Segment outcomes	56,859	718	57,577
Finance income			11,348
Finance expense			1,253
Profit before taxes on income			67,672
Other information:
Depreciation and amortization			(5,690)
Tax expense			(15,463)
Segment assets	605,466	24,457	629,923
Segment labilities	43,977	203	44,180

	Year ended December 31, 2019
	Import	Non-banking credit	Total
Segment income	394,707	930	395,637
Segment outcomes	46,554	742	47,296
Finance income			20,966
Finance expense			3,016
Profit before taxes on income			65,246
Other information:
Depreciation and amortization			(4,815)
Tax expense			(13,735)
Segment assets	517,220	20,015	537,235
Segment labilities (*)	45,824	55	45,879

(*) reclassified

Schedule of Revenues from Principal Products
The table below shows the Company's revenues from major groups of products that contributed 10% or more to the Company's total revenues in the years 2018 to 2020:
	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	USD
Canned Vegetables and Pickles	67,275	63,674	57,333	20,925

Dairy and Dairy Substitute Products	188,675	154,303	116,083	58,686

Canned Fish	53,547	49,179	52,573	16,654

Cereals, rice and pastas	63,514	48,813	47,064	19,756

Non-banking credit	719	930	-	224

Other	80,364	78,738	65,192	24,997

	454,094	395,637	338,245	141,242